Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Provisions established	$ (737,583)	$ (1,276,035)	$ (819,494)
Released provisions	277,357	933,490	472,514
Totals	(460,226)	(342,545)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(423,043)	(634,886)	(442,872)
Released provisions	178,243	474,192	336,042
Totals	(244,800)	(160,694)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(35,031)	(78,185)	(63,699)
Released provisions	9,102	78,873	31,310
Totals	(25,929)	688
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(279,002)	(562,620)	(312,697)
Released provisions	89,247	380,294	104,953
Totals	(189,755)	(182,326)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(737,076)	(1,275,691)	(819,268)
Released provisions	276,592	933,359	472,305
Totals	(460,484)	(342,332)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(507)	(344)	(226)
Released provisions	765	131	209
Totals	$ 258	$ (213)
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			(338,927)
Released provisions			302,713
Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			(338,701)
Released provisions			302,504
Individually assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			(338,701)
Released provisions			302,504
Individually assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			(226)
Released provisions			209
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			(480,567)
Released provisions			169,801
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			(104,171)
Released provisions			33,538
Collectively assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			(63,699)
Released provisions			31,310
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			(312,697)
Released provisions			104,953
Collectively assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			(480,567)
Released provisions			$ 169,801